Award Timing Disclosure	12 Months Ended
Dec. 27, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company does not have a program, policy, plan or practice to time equity awards, including option grants, to its named executive officers or directors in coordination with the release of material non-public information. The Company consistently presents to its Compensation Committee for approval all year-end cash and equity bonus awards based on the previous year’s results at the first Compensation Committee meeting of the year. However, the timing of this approval may be changed in the event of extraordinary circumstances. Therefore, neither the Board nor the Compensation Committee take material non-public information into account when determining the timing of equity awards, nor do they time the disclosure of material non-public information for the purpose of impacting the value of executive or director compensation. The Company’s equity plan expressly prohibits the repricing of options and SARs.
Award Timing Method	The Company does not have a program, policy, plan or practice to time equity awards, including option grants, to its named executive officers or directors in coordination with the release of material non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company consistently presents to its Compensation Committee for approval all year-end cash and equity bonus awards based on the previous year’s results at the first Compensation Committee meeting of the year. However, the timing of this approval may be changed in the event of extraordinary circumstances. Therefore, neither the Board nor the Compensation Committee take material non-public information into account when determining the timing of equity awards, nor do they time the disclosure of material non-public information for the purpose of impacting the value of executive or director compensation.
MNPI Disclosure Timed for Compensation Value	false